Consolidated Income Statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue	€ 5,237	€ 4,743	€ 5,153
Cost of sales	(4,698)	(4,227)	(4,703)
Gross profit	539	516	450
Selling and administrative expenses	(248)	(254)	(245)
Research and development expenses	(36)	(32)	(35)
Restructuring costs	(4)	(5)	(8)
Impairment			(457)
Other gains / (losses)-net	70	21	(131)
Income / (loss) from operations	321	246	(426)
Finance costs-net	(243)	(167)	(155)
Share of loss of joint-ventures	(29)	(14)	(3)
Income / (loss) before income tax	49	65	(584)
Income tax (expense) / benefit	(80)	(69)	32
Net loss	(31)	(4)	(552)
Net (loss) / income attributable to:
Equity holders of Constellium	(31)	(4)	(554)
Non-controlling interests			2
Net loss	€ (31)	€ (4)	€ (552)
Earnings per share attributable to the equity holders of Constellium
Basic	€ (0.28)	€ (0.04)	€ (5.27)
Diluted	€ (0.28)	€ (0.04)	€ (5.27)